CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 25,365	$ 26,283
Short-term restricted cash	16	53
Bank deposits	30,628	105,750
Marketable securities	11,955	13,335
Trade receivables, net	6,043	7,395
Inventory	1,905	1,868
Prepaid expenses and other current assets	6,707	5,774
Total current assets	82,619	160,458
LONG-TERM ASSETS:
Marketable securities	0	4,813
Restricted deposits	2,725	2,623
Property and equipment, net	23,432	25,770
Operating lease right-of-use assets, net	23,194	25,486
Other long-term assets	79	84
Total long-term assets	49,430	58,776
Total assets	132,049	219,234
CURRENT LIABILITIES:
Trade payables	8,813	8,036
Deferred revenues	274	6,949
Employees and payroll accruals	8,722	9,468
Accrued expenses and other current liabilities	5,631	8,743
Operating lease liabilities	4,330	4,034
Total current liabilities	27,770	37,230
LONG-TERM LIABILITIES:
Operating lease liabilities	25,264	28,475
Warrants liability	86	240
Total long-term liabilities	25,350	28,715
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of December 31, 2024 and 2023; Issued and outstanding: 169,397,030 and 165,387,098 shares as of December 31, 2024 and 2023, respectively	0	0
Additional paid-in capital	808,974	788,577
Accumulated deficit	(730,045)	(635,288)
Total shareholders' equity	78,929	153,289
Total liabilities and shareholders' equity	$ 132,049	$ 219,234